Document	Oct. 07, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 07, 2022
Entity Registrant Name	SONIC AUTOMOTIVE, INC.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Entity File Number	1-13395
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	56-2010790
Entity Address, Address Line One	4401 Colwick Road
Entity Address, City or Town	Charlotte,
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28211
Pre-commencement Issuer Tender Offer	false
Trading Symbol	SAH
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001043509
City Area Code	(704)
Local Phone Number	566-2400